Share-Based Compensation - Share-Based Compensation Reserve Outstanding (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	₸ 825,689	₸ 504,695	₸ 394,660
Share options accrued	20,859	19,984	19,631
Ending balance	1,103,213	825,689	504,695
Share- Based Compensation Reserve | GDR Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	29,274	21,242
Share options accrued	20,859	19,984
Share options exercised	(15,323)	(11,952)
Ending balance	₸ 34,810	₸ 29,274	₸ 21,242